DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)		12 Months Ended
	May 19, 2015	Mar. 31, 2016
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Period in which PRC government pursuing economic reform policies		30 years
VIE
Variable Interest Entity
Legal ownership interest (as a percent)	0.00%